Fair Value Measurements (Tables) - Brilliant Acquisition Corp [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Fair Value Measurements (Tables) [Line Items]
Schedule of company’s assets and liabilities that are measured at fair value on a recurring basis
	Level	March 31, 2022	December 31, 2021
Description
Assets:
Trust Account – U.S. Treasury Securities Money Market Fund	1	$41,496,970	$47,387,687

Liabilities:
Derivative Warrant Liability – Private Warrant	3	$175,438	$180,479

	Level	December 31, 2021	December 31, 2020
Description
Assets:
Trust Account – U.S. Treasury Securities Money Market Fund	1	$47,387,687	$46,003,053

Liabilities:
Derivative Warrant Liability – Private Warrant	3	$180,479	$247,634

Schedule of Level 3 fair value measurements inputs of company’s warrants at their measurement dates
	March 31, 2022	December 31, 2021
Volatility	8.15%	10.50%
Share price	10.35	10.20
Expected life of the warrants to convert	5.31	5.56
Risk free rate	2.47%	1.37%
Dividend yield	0.00%	0.00%

	December 31, 2021	December 31, 2020
Volatility	10.50%	15.50%
Share price	10.20	10.14
Expected life of the warrants to convert	5.56	5.50
Risk free rate	1.37%	1.14%
Dividend yield	0.00%	0.00%

Schedule of fair value of the derivative warrant liabilities
Derivative Warrant Liabilities as of December 31, 2020	$247,634
Change in fair value of derivative warrant liabilities	(56,901)
Derivative Warrant Liabilities as of March 31, 2021	$190,733

Derivative Warrant Liabilities as of December 31, 2021	$180,479
Change in fair value of derivative warrant liabilities	(5,041)
Derivative Warrant Liabilities as of March 31, 2022	$175,438

Derivative warrant liabilities as of December 31, 2019	$—
Issuance of Private Warrants	74,847
Change in fair value of derivative warrant liabilities	172,787
Derivative Warrant Liabilities as of December 31, 2020	$247,634

Derivative Warrant Liabilities as of December 31, 2020	$247,634
Change in fair value of derivative warrant liabilities	(67,155)
Derivative Warrant Liabilities as of December 31, 2021	$180,479